Schedule of Investments (unaudited) June 30, 2020	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 30.9%
CareTrust REIT Inc.	115,741	$1,986,116
Community Healthcare Trust Inc.	25,530	1,044,177
Diversified Healthcare Trust	284,785	1,260,174
Global Medical REIT Inc.	49,730	563,441
Healthcare Realty Trust Inc.	163,697	4,794,685
Healthcare Trust of America Inc., Class A	264,847	7,023,742
Healthpeak Properties Inc.	587,332	16,186,870
LTC Properties Inc.	47,104	1,774,408
Medical Properties Trust Inc.	633,721	11,913,955
National Health Investors Inc.	52,127	3,165,151
New Senior Investment Group Inc.	99,276	359,379
Omega Healthcare Investors Inc.	274,150	8,150,480
Physicians Realty Trust	246,070	4,311,146
Sabra Health Care REIT Inc.	248,876	3,591,281
Universal Health Realty Income Trust	15,549	1,235,990
Ventas Inc.	406,538	14,887,422
Welltower Inc.	455,518	23,573,056

		105,821,473

Residential REITs — 51.0%
American Campus Communities Inc.	166,792	5,831,048
American Homes 4 Rent, Class A(a)	316,303	8,508,551
Apartment Investment & Management Co., Class A	180,392	6,789,955
AvalonBay Communities Inc.	153,295	23,705,539
Bluerock Residential Growth REIT Inc.	28,227	228,074
BRT Apartments Corp.	12,259	132,642
Camden Property Trust	114,945	10,485,283
Clipper Realty Inc.	17,861	144,674
Equity LifeStyle Properties Inc.	211,900	13,239,512
Equity Residential	400,390	23,550,940
Essex Property Trust Inc.	71,024	16,276,570
Front Yard Residential Corp.	60,310	524,697
Independence Realty Trust Inc.	114,810	1,319,167
Investors Real Estate Trust	14,754	1,040,009
Invitation Homes Inc.	587,914	16,185,272
Mid-America Apartment Communities Inc.	135,404	15,526,777
NexPoint Residential Trust Inc.(a)	26,276	928,857

Security	Shares	Value

Residential REITs (continued)
Preferred Apartment Communities Inc., Class A	57,622	$437,927
Sun Communities Inc.	117,800	15,983,104
UDR Inc.	356,985	13,344,099
UMH Properties Inc.	44,292	572,696

		174,755,393

Specialized REITs — 17.4%
CubeSmart	235,385	6,353,041
Extra Space Storage Inc.	153,687	14,196,068
Life Storage Inc.	56,824	5,395,439
National Storage Affiliates Trust	75,035	2,150,503
Public Storage	164,285	31,524,649

		59,619,700

Total Common Stocks — 99.3% (Cost: $396,461,352)		340,196,566

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(b)(c)(d)	472,356	472,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(b)(c)	790,000	790,000

		1,262,970

Total Short -Term Investments — 0.4% (Cost: $1,262,970)		1,262,970

Total Investments in Securities — 99.7% (Cost: $397,724,322)		341,459,536

Other Assets, Less Liabilities — 0.3%		1,100,230

Net Assets — 100.0%		$342,559,766

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,155,719	(683,363)	472,356	$472,970	$8,310	(b)	$14,965		$(901)
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	(40,000)	790,000	790,000	314		—		—

				$1,262,970	$8,624		$14,965		$(901)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Residential Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	75	09/18/20	$2,324	$(23,534)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$340,196,566	$—	$—	$340,196,566
Money Market Funds	1,262,970	—	—	1,262,970

	$341,459,536	$—	$—	$341,459,536

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(23,534)	$—	$—	$(23,534)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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